Condensed Consolidated Balance Sheets Details - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Customer deposits	$ 600	$ 600	$ 2,195
Accrued compensation and benefits	827	569	1,022
Accrued interest	765	390
Other accrued expenses and other current liabilities	767	431	353
Total	$ 2,959	$ 1,990	$ 3,570